Forward Purchase Agreements (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 09, 2022	Mar. 31, 2023	Dec. 31, 2022	Nov. 17, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Forward Contract Indexed to Equity, Settlement, Share, Fair Value Per Share		$ 2.50
[custom:PrepaidForwardPurchaseLiabilities-0]	$ 7,409,550	$ 20,853,545	$ 20,321,053	$ 7,409,550
[custom:ChangeOfFairValueOfPrepaidForwardPurchaseLiability]		$ 532,492	$ 12,911,503
Forward Contracts [Member]
Forward Contract Indexed to Equity, Settlement, Share, Fair Value Per Share	$ 2.50
Prepaid Forward Agreement One [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award	1,400,000
Prepaid Forward Agreement One [Member] | Maximum [Member] | Institutional Investors [Member]
Equity Method Investment, Ownership Percentage	9.90%
Prepaid Forward Agreement Two [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award	1,125,000
Prepaid Forward Agreement Two [Member] | Maximum [Member] | Institutional Investors [Member]
Equity Method Investment, Ownership Percentage	9.90%